SUBSEQUENT EVENTS (Details Narrative)	Jan. 26, 2026 ¥ / shares shares	Jan. 20, 2026 USD ($) $ / shares shares	Nov. 11, 2025 ¥ / shares	Oct. 17, 2025 USD ($) $ / shares shares	Aug. 12, 2025 USD ($) $ / shares shares	Sep. 30, 2025 $ / shares	Mar. 31, 2025 $ / shares	Nov. 07, 2022 $ / shares
Subsequent Event [Line Items]
Proceeds from issuance of private placement | $					$ 25,000,000
Expected stockholders' equity on proforma basis | $					6,690,000
Ordinary shares, par value | ¥ / shares	¥ 0.50
Price per share | $ / shares								$ 1.755
Purchase price | $					$ 25,000,000
Common Class A [Member]
Subsequent Event [Line Items]
Aggregate sale of units | shares					80,000,000
Ordinary shares, par value | (per share)	¥ 0.10				$ 0.001	$ 0.5	$ 0.5
Price per share | $ / shares					$ 0.3125
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate sale of units | shares				22,727,275
Price per share | $ / shares				$ 1.10
Gross proceeds | $				$ 25,000,000
Ordinary shares basis			the Company’s Class A ordinary shares, par value $0.001 per share, on a 100:1 basis, such that each authorized 100 Class A ordinary shares of par value $0.001 were consolidated into one Class A ordinary share with a par value of $0.1 each. The share consolidation did not affect the Company’s total authorized share capital. All share and per share information presented in these consolidated financial statements has been retrospectively adjusted to reflect the share consolidation for all periods presented.
Ordinary shares conversion basis	after obtaining shareholder approval, the Company completed a share consolidation of the Company’s Class A ordinary shares, par value $0.1 per share, on a 5:1 basis, such that each authorized five (5) Class A ordinary shares of par value $0.1 were consolidated into one Class A ordinary share with a par value of $0.5 each. The share consolidation did not affect the Company’s total authorized share capital. At the same time, the Company adopted a Third Amended and Restated Memorandum and Articles of Association, pursuant to which the Company’s authorized Class A ordinary shares were increased to 900,000,000 shares.
Shares increased | shares	900,000,000
Subsequent Event [Member] | January 2026 Purchase Agreement [Member]
Subsequent Event [Line Items]
Aggregate sale of units | shares		4,550,000
Ordinary shares, par value | $ / shares		$ 0.1
Price per share | $ / shares		$ 0.20
Purchase price | $		$ 910,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Ordinary shares, par value | (per share)			¥ 0.001	$ 0.001